Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	May 03, 2014	Feb. 01, 2014	Nov. 27, 2013	Nov. 21, 2013	Feb. 02, 2013
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	100,000,000	100,000,000			100,000,000
Common stock, shares issued	36,723,727	36,723,727		10,000,000	26,211,130
Common stock, shares outstanding	36,723,727	36,723,727			26,211,130